Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	9,000	$ 2,958,210
Elbit Systems Ltd.	4,850	970,485
Huntington Ingalls Industries, Inc.	32,300	8,539,474
V2X, Inc. (A)	20,900	1,167,474
		13,635,643
Automobile Components - 0.4%
Dana, Inc.	18,000	190,080
Gentex Corp.	19,500	578,955
Stoneridge, Inc. (A)	4,750	53,153
Visteon Corp. (A)	15,900	1,514,316
		2,336,504
Banks - 7.2%
Atlantic Union Bankshares Corp.	27,500	1,035,925
Berkshire Hills Bancorp, Inc.	62,700	1,688,511
Columbia Banking System, Inc.	70,900	1,851,199
Community West Bancshares	12,700	244,602
Dime Community Bancshares, Inc.	68,600	1,975,680
Eastern Bankshares, Inc.	109,400	1,793,066
First Citizens BancShares, Inc., Class A	5,084	9,359,390
First Community Bankshares, Inc.	32,200	1,389,430
First Merchants Corp.	45,400	1,688,880
OceanFirst Financial Corp.	57,150	1,062,419
Princeton Bancorp, Inc.	8,300	306,934
Provident Financial Services, Inc.	122,400	2,271,744
Sandy Spring Bancorp, Inc.	64,850	2,034,345
TrustCo Bank Corp.	69,850	2,309,939
UMB Financial Corp.	19,900	2,091,689
United Bankshares, Inc.	23,400	868,140
United Community Banks, Inc.	61,250	1,781,150
WaFd, Inc.	87,950	3,065,057
Webster Financial Corp.	64,250	2,994,692
		39,812,792
Beverages - 0.6%
Molson Coors Beverage Co., Class B	60,575	3,484,274
Biotechnology - 0.3%
Exelixis, Inc. (A)	69,100	1,793,145
Building Products - 1.4%
American Woodmark Corp. (A)	19,950	1,864,327
Gibraltar Industries, Inc. (A)	5,700	398,601
Hayward Holdings, Inc. (A)	89,250	1,369,095
Owens Corning	14,500	2,559,540
Quanex Building Products Corp.	63,250	1,755,188
		7,946,751
Capital Markets - 1.0%
Piper Sandler Cos.	12,025	3,412,815
Stifel Financial Corp.	25,500	2,394,450
		5,807,265
Chemicals - 1.4%
Huntsman Corp.	33,450	809,490
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (A)	109,850	$ 883,194
Mosaic Co.	229,300	6,140,654
		7,833,338
Commercial Services & Supplies - 0.4%
HNI Corp.	27,150	1,461,756
Tetra Tech, Inc.	15,250	719,190
		2,180,946
Communications Equipment - 0.3%
Harmonic, Inc. (A)	65,700	957,249
KVH Industries, Inc. (A)	72,800	351,624
Silicom Ltd. (A)	26,250	356,738
		1,665,611
Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	7,700	3,005,695
EMCOR Group, Inc.	10,075	4,337,590
Granite Construction, Inc.	34,150	2,707,412
		10,050,697
Consumer Finance - 0.7%
Ally Financial, Inc.	107,892	3,839,876
Consumer Staples Distribution & Retail - 3.1%
Dollar General Corp.	29,400	2,486,358
Dollar Tree, Inc. (A)	46,900	3,298,008
Ingles Markets, Inc., Class A	12,000	895,200
U.S. Foods Holding Corp. (A)	70,700	4,348,050
Village Super Market, Inc., Class A	19,600	623,084
Walgreens Boots Alliance, Inc.	627,400	5,621,504
		17,272,204
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	167,200	4,947,448
Greif, Inc., Class A	18,750	1,174,875
		6,122,323
Distributors - 1.2%
LKQ Corp.	162,100	6,471,032
Diversified Consumer Services - 0.4%
American Public Education, Inc. (A)	3,500	51,625
Stride, Inc. (A)	24,000	2,047,440
		2,099,065
Diversified REITs - 0.1%
Broadstone Net Lease, Inc.	43,150	817,693
Diversified Telecommunication Services - 0.9%
GCI Liberty, Inc. (A)(B)(C)(D)	60,500	0
Liberty Global Ltd., Class A (A)	239,600	5,057,956
		5,057,956
Electric Utilities - 3.7%
Entergy Corp.	26,500	3,487,665
Evergy, Inc.	126,701	7,856,729
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
OGE Energy Corp.	193,500	$ 7,937,370
Portland General Electric Co.	32,000	1,532,800
		20,814,564
Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,350	371,776
LSI Industries, Inc.	155,300	2,508,095
Regal Rexnord Corp.	9,400	1,559,272
		4,439,143
Electronic Equipment, Instruments & Components - 2.9%
Coherent Corp. (A)	15,200	1,351,432
IPG Photonics Corp. (A)	7,350	546,252
Itron, Inc. (A)	8,400	897,204
OSI Systems, Inc. (A)	17,000	2,581,110
TD SYNNEX Corp.	41,100	4,935,288
Vishay Intertechnology, Inc.	78,650	1,487,272
Vontier Corp.	127,487	4,301,411
		16,099,969
Energy Equipment & Services - 2.3%
Halliburton Co.	170,100	4,941,405
Helix Energy Solutions Group, Inc. (A)	143,400	1,591,740
Helmerich & Payne, Inc.	33,200	1,009,944
Noble Corp. PLC	98,950	3,576,053
Seadrill Ltd. (A)	20,150	800,761
Select Water Solutions, Inc.	51,300	570,969
		12,490,872
Entertainment - 1.8%
Madison Square Garden Entertainment Corp. (A)	50,100	2,130,753
Madison Square Garden Sports Corp. (A)	7,800	1,624,428
Sphere Entertainment Co. (A)	23,800	1,051,484
Warner Bros Discovery, Inc. (A)	597,000	4,925,250
		9,731,915
Financial Services - 2.9%
Corpay, Inc. (A)	20,000	6,255,200
Fidelity National Information Services, Inc.	41,400	3,467,250
Global Payments, Inc.	59,900	6,134,958
		15,857,408
Food Products - 5.3%
Archer-Daniels-Midland Co.	94,100	5,621,534
Conagra Brands, Inc.	110,400	3,590,208
Kraft Heinz Co.	117,400	4,121,914
Lamb Weston Holdings, Inc.	40,800	2,641,392
Nomad Foods Ltd.	77,000	1,467,620
Post Holdings, Inc. (A)	48,968	5,668,046
Tyson Foods, Inc., Class A	105,400	6,277,624
		29,388,338
Gas Utilities - 0.8%
National Fuel Gas Co.	71,200	4,315,432
Ground Transportation - 0.2%
U-Haul Holding Co.	15,800	1,137,600
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.9%
AngioDynamics, Inc. (A)	112,500	$ 875,250
Baxter International, Inc.	167,100	6,344,787
Inmode Ltd. (A)	60,100	1,018,695
Integra LifeSciences Holdings Corp. (A)	37,950	689,552
Koninklijke Philips NV (A)(E)	79,082	2,587,563
OraSure Technologies, Inc. (A)	58,700	250,649
QuidelOrtho Corp. (A)	6,000	273,600
Zimmer Biomet Holdings, Inc.	38,500	4,156,075
		16,196,171
Health Care Providers & Services - 4.1%
AMN Healthcare Services, Inc. (A)	13,900	589,221
Centene Corp. (A)	78,022	5,873,496
Cross Country Healthcare, Inc. (A)	95,350	1,281,504
Encompass Health Corp.	26,700	2,580,288
Enhabit, Inc. (A)	96,850	765,115
Henry Schein, Inc. (A)	70,400	5,132,160
Labcorp Holdings, Inc.	25,777	5,760,644
National HealthCare Corp.	6,350	798,640
		22,781,068
Health Care REITs - 1.0%
Community Healthcare Trust, Inc.	51,900	941,985
Healthpeak Properties, Inc.	90,150	2,061,731
Sabra Health Care, Inc.	141,650	2,636,106
		5,639,822
Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	125,150	1,858,477
DiamondRock Hospitality Co.	98,450	859,469
Summit Hotel Properties, Inc.	55,800	382,788
		3,100,734
Hotels, Restaurants & Leisure - 0.6%
Bloomin' Brands, Inc.	38,450	635,579
Bowlero Corp., Class A (E)	48,500	569,390
Churchill Downs, Inc.	10,150	1,372,381
Golden Entertainment, Inc.	19,000	604,010
		3,181,360
Household Durables - 1.2%
Helen of Troy Ltd. (A)	13,800	853,530
KB Home	29,200	2,502,148
La-Z-Boy, Inc.	33,600	1,442,448
PulteGroup, Inc.	7,225	1,037,004
Sonos, Inc. (A)	58,400	717,736
		6,552,866
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	19,750	1,879,015
Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,643,678
Insurance - 3.7%
Everest Group Ltd.	6,550	2,566,487
Fidelity National Financial, Inc.	93,807	5,821,662
Markel Group, Inc. (A)	3,478	5,455,521
Old Republic International Corp.	59,400	2,103,948
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	17,200	$ 1,604,760
United Fire Group, Inc.	29,650	620,575
Willis Towers Watson PLC	8,400	2,474,052
		20,647,005
Interactive Media & Services - 1.7%
IAC, Inc. (A)	96,364	5,186,310
Match Group, Inc. (A)	114,900	4,347,816
		9,534,126
IT Services - 0.3%
ASGN, Inc. (A)	15,150	1,412,435
Leisure Products - 0.6%
BRP, Inc. (E)	12,450	741,273
MasterCraft Boat Holdings, Inc. (A)	60,500	1,101,705
Polaris, Inc.	14,750	1,227,790
		3,070,768
Life Sciences Tools & Services - 1.5%
Azenta, Inc. (A)	23,200	1,123,808
Bio-Rad Laboratories, Inc., Class A (A)	19,460	6,510,927
Maravai LifeSciences Holdings, Inc., Class A (A)	79,700	662,307
		8,297,042
Machinery - 2.3%
Allison Transmission Holdings, Inc.	16,900	1,623,583
CNH Industrial NV	213,900	2,374,290
Columbus McKinnon Corp.	44,600	1,605,600
Douglas Dynamics, Inc.	11,750	324,065
Gencor Industries, Inc. (A)	45,000	938,700
Miller Industries, Inc.	21,400	1,305,400
Mueller Industries, Inc.	55,400	4,105,140
Oshkosh Corp.	5,850	586,228
		12,863,006
Media - 3.7%
EchoStar Corp., Class A (A)	67,533	1,676,169
Fox Corp., Class A	33,000	1,396,890
Liberty Broadband Corp., Class C (A)	83,990	6,491,587
News Corp., Class A	157,200	4,186,236
Perion Network Ltd. (A)	30,400	239,552
Sirius XM Holdings, Inc.	281,723	6,662,749
		20,653,183
Metals & Mining - 1.9%
Commercial Metals Co.	139,600	7,672,416
Kaiser Aluminum Corp.	15,700	1,138,564
Metallus, Inc. (A)	70,350	1,043,290
Radius Recycling, Inc.	37,250	690,615
		10,544,885
Multi-Utilities - 4.0%
Dominion Energy, Inc.	175,900	10,165,261
NiSource, Inc.	243,665	8,442,992
Northwestern Energy Group, Inc.	64,900	3,713,578
		22,321,831
	Shares	Value
COMMON STOCKS (continued)
Office REITs - 0.7%
Brandywine Realty Trust	52,250	$ 284,240
JBG SMITH Properties	184,600	3,226,808
Piedmont Office Realty Trust, Inc., Class A	61,650	622,665
		4,133,713
Oil, Gas & Consumable Fuels - 4.5%
Delek U.S. Holdings, Inc.	51,850	972,187
HF Sinclair Corp.	72,800	3,244,696
Kinder Morgan, Inc.	296,200	6,543,058
Magnolia Oil & Gas Corp., Class A	182,150	4,448,103
Ovintiv, Inc.	39,500	1,513,245
REX American Resources Corp. (A)	44,500	2,059,905
Teekay Tankers Ltd., Class A	10,650	620,363
Williams Cos., Inc.	124,249	5,671,967
		25,073,524
Pharmaceuticals - 4.5%
Innoviva, Inc. (A)	115,000	2,220,650
Jazz Pharmaceuticals PLC (A)	63,100	7,029,971
Organon & Co.	208,400	3,986,692
Perrigo Co. PLC	253,800	6,657,174
Viatris, Inc.	426,500	4,951,665
		24,846,152
Professional Services - 3.5%
Amentum Holdings, Inc. (A)	28,400	915,900
Clarivate PLC (A)(E)	471,900	3,350,490
FTI Consulting, Inc. (A)	1,600	364,096
Heidrick & Struggles International, Inc.	35,300	1,371,758
ICF International, Inc.	16,900	2,818,751
Jacobs Solutions, Inc.	28,400	3,717,560
KBR, Inc.	46,600	3,035,058
Leidos Holdings, Inc.	11,500	1,874,500
Science Applications International Corp.	13,900	1,935,853
		19,383,966
Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	67,200	1,043,616
Retail REITs - 0.5%
Agree Realty Corp.	21,250	1,600,762
Kite Realty Group Trust	51,600	1,370,496
		2,971,258
Semiconductors & Semiconductor Equipment - 2.1%
AXT, Inc. (A)	90,000	217,800
Cohu, Inc. (A)	51,700	1,328,690
Kulicke & Soffa Industries, Inc.	7,650	345,245
Magnachip Semiconductor Corp. (A)	124,100	579,547
MKS Instruments, Inc.	11,200	1,217,552
Onto Innovation, Inc. (A)	9,025	1,873,229
Qorvo, Inc. (A)	11,000	1,136,300
Silicon Motion Technology Corp., ADR	29,300	1,779,682
Tower Semiconductor Ltd. (A)	40,750	1,803,595
Universal Display Corp.	6,825	1,432,567
		11,714,207
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software - 0.7%
Adeia, Inc.	118,600	$ 1,412,526
Progress Software Corp.	34,200	2,304,054
		3,716,580
Specialized REITs - 1.0%
Gaming & Leisure Properties, Inc.	107,752	5,543,840
Specialty Retail - 1.8%
Abercrombie & Fitch Co., Class A (A)	16,075	2,248,892
Academy Sports & Outdoors, Inc.	10,000	583,600
American Eagle Outfitters, Inc.	85,900	1,923,301
Ulta Beauty, Inc. (A)	5,300	2,062,336
Urban Outfitters, Inc. (A)	41,150	1,576,457
Williams-Sonoma, Inc.	11,675	1,808,691
		10,203,277
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	29,200	1,430,508
Tapestry, Inc.	24,450	1,148,661
		2,579,169
Trading Companies & Distributors - 0.6%
WESCO International, Inc.	19,800	3,326,004
Total Common Stocks (Cost $446,560,456)		537,356,657
	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (F)	3,068,462	$ 3,068,462
Total Other Investment Company (Cost $3,068,462)		3,068,462

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 2.10% (F), dated 09/30/2024, to be repurchased at $18,504,307 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $18,873,582.	$ 18,503,227	18,503,227
Total Repurchase Agreement (Cost $18,503,227)		18,503,227
Total Investments (Cost $468,132,145)		558,928,346
Net Other Assets (Liabilities) - (0.7)%		(3,701,500)
Net Assets - 100.0%		$ 555,226,846
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$537,356,657	$—	$0	$537,356,657
Other Investment Company	3,068,462	—	—	3,068,462
Repurchase Agreement	—	18,503,227	—	18,503,227
Total Investments	$540,425,119	$18,503,227	$0	$558,928,346
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2024, the total value of the securities is $0, representing 0.0% of the Fund’s net assets.
(D)	Security deemed worthless.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $3,301,255, collateralized by cash collateral of $3,068,462 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $310,051. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at September 30, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 securities were not considered significant to the Portfolio.
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Small/Mid Cap Value VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust